Employee benefits - Expense recognized in statement of profit or loss (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Salaries	SFr 2,542,952	SFr 3,761,171	SFr 3,662,180
Pension costs	108,978	378,588	342,805
Other social benefits	188,138	277,468	301,537
Share based payments costs	27,730	354,851	290,783
Recruitment costs	0	125,731	391,035
Other personnel expenditures	(130,895)	(26,439)	40,827
Total employee benefits	SFr 2,736,903	SFr 4,871,370	SFr 5,029,167